Expense Example - Allspring Funds ETF Class - ETF Share Class	Jun. 30, 2026 USD ($)
High Yield Municipal Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	796
Large Cap Core Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	954
Premier Large Company Growth Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	398
Expense Example, with Redemption, 10 Years	899
Short-Term High Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	646
Strategic Municipal Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	$ 530